Verizon Owner Trust 2016-2
Asset-Backed Notes
Sample Receivable Agreed-Upon Procedures

Report To:
Cellco Partnership
Verizon ABS LLC
Merrill Lynch, Pierce, Fenner & Smith Incorporated
Deutsche Bank Securities Inc.
RBC Capital Markets, LLC
Wells Fargo Securities, LLC

4 November 2016

Report of Independent Accountants on Applying Agreed-Upon Procedures
Cellco Partnership
Verizon ABS LLC
1 Verizon Way
Basking Ridge, New Jersey 07920

Merrill Lynch, Pierce, Fenner & Smith Incorporated
One Bryant Park, 11th Floor
New York, New York 10036

Deutsche Bank Securities Inc.
60 Wall Street
New York, New York 10005

RBC Capital Markets, LLC
200 Vesey Street, 8th Floor
New York, New York 10281

Wells Fargo Securities, LLC
550 South Tryon Street, 5th Floor
Charlotte, North Carolina 28202

Re: Verizon Owner Trust 2016-2 Asset-Backed Notes (the “Notes”) Sample Receivable Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Verizon ABS LLC (the “Depositor”) in evaluating the accuracy of certain information with respect to a revolving pool of device payment plan agreements (the “Receivables”) relating to the Verizon Owner Trust 2016‑2 securitization transaction.  This agreed‑upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

 For the purpose of the procedures described in this report, Cellco Partnership d/b/a Verizon Wireless (the “Sponsor”), on behalf of the Depositor, provided us with:
a.	An electronic data file labeled “10-20-2016 Sizing - VZOT2016-2 Loan Tape.txt” and the corresponding record layout and decode information (the “Preliminary Data File”) that the Sponsor, on behalf of the Depositor, indicated contains information as of 20 October 2016 (the “Statistical Cutoff Date”) on certain device payment plan agreements (the “Statistical Receivables”) that are expected to be representative of the Receivables,
b.	Electronic files labeled:
i.	“finey 20161025 east.txt,”
ii.	“finey 20161025 nrth.txt” and
iii.	“finey 20161025 west.txt”
(collectively, the “Initial Vision Files”) that the Sponsor, on behalf of the Depositor, indicated contain information from the Sponsor’s computerized loan servicing system (the “Vision System”) relating to the Initial Sample Receivables (as defined in Attachment A),
c.	Electronic files labeled:
i.	“finey list 2 results 2016 10 26 east.txt,”
ii.	“finey list 2 results 2016 10 26 nrth.txt” and
iii.	“finey list 2 results 2016 10 26 west.txt”
(collectively, the “Subsequent Vision Files,” together with the Initial Vision Files, the “Vision Files”) that the Sponsor, on behalf of the Depositor, indicated contain information from the Vision System relating to the Additional Selected Receivables (as defined in Attachment A),
d.	An electronic file labeled “VZOT 2016-2 EY Final Random Sample (1100) with Backup.xlsx” (the “Data Warehouse File,” together with the Vision Files, the “Vision & Data Warehouse File”) that the Sponsor, on behalf of the Depositor, indicated contains information from the Vision System relating to each Sample Receivable (as defined in Attachment A),
e.	Electronic files labeled:
i.	“Payment Type and Tenure Mapping.xlsx,”
ii.	“VZOT2016-2 EY - Payment Channel SQL v2.xlsx,”
iii.	“Operating System Mapping.xlsx” and
iv.	“Prod_nm to Device Type.xlsx”
(collectively, the “Vision Report Mapping Files”) that the Sponsor, on behalf of the Depositor, indicated contain decode information related to the:
(1)	Last payment tender type corresponding to the payment media code of each Sample Receivable, as shown on the Vision & Data Warehouse File,
(2)	Original tenure classification corresponding to the Tenure (as defined in Exhibit 1 to Attachment A),
(3)	Last payment channel corresponding to the payment source code of each Sample Receivable, as shown on the Vision & Data Warehouse File, and
(4)	Operating system corresponding to the product description of each Sample Receivable, as shown on the Vision & Data Warehouse File and Preliminary Data File, as applicable,

f.	Imaged copies of:
i.	The retail installment contract or installment loan agreement (as applicable, and collectively, the “Contract”) and
ii.	Certain printed screen shots from the Vision System and the corresponding record layout and decode information (the “System Screen Shots,” together with the Contract, Vision & Data Warehouse File and Vision Report Mapping Files, the “Sources”)
relating to each Sample Receivable,
g.	The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Data File, which is shown on Exhibit 1 to Attachment A, and
h.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A.  The Depositor is responsible for the Preliminary Data File, Sources, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Preliminary Data File.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Sources or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to (a) the existence of the Statistical Receivables or Receivables, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by or on behalf of the Depositor, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Receivables conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria or other requirements,
ii.	The value of the collateral securing the Receivables,
iii.	Whether the originators of the Receivables complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

4 November 2016

Attachment A

Procedures performed and our associated findings

1.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 1,100 Statistical Receivables from the Preliminary Data File (the “Preliminary Sample Receivables”). For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Preliminary Sample Receivables they instructed us to randomly select from the Preliminary Data File.

For each Preliminary Sample Receivable on the Preliminary Data File, we compared the LOAN_NUM, as shown on the Preliminary Data File, to the corresponding INSTALL_LOAN_NO, as shown on the Initial Vision Files, and noted that 396 of the Preliminary Sample Receivables included on the Preliminary Data File were not included on the Initial Vision Files (the “Removed Preliminary Sample Receivables”).

The Sponsor, on behalf of the Depositor, instructed us not to perform any procedures on the Removed Preliminary Sample Receivables.  The Preliminary Sample Receivables that are not Removed Preliminary Sample Receivables are hereinafter referred to as the “Initial Sample Receivables.”

For the purpose of the procedures described in this report, the 704 Initial Sample Receivables are referred to as Sample Receivable Numbers 1 through 704.

2.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 1,000 Statistical Receivables from the Preliminary Data File (the “Additional Selected Receivables”) that were not Preliminary Sample Receivables. For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Additional Selected Receivables they instructed us to randomly select from the Preliminary Data File.

For each Additional Selected Receivable on the Preliminary Data File, we compared the LOAN_NUM, as shown on the Preliminary Data File, to the corresponding INSTALL_LOAN_NO, as shown on the Subsequent Vision Files, and noted that 382 of the Additional Selected Receivables included on the Preliminary Data File were not included on the Subsequent Vision Files (the “Removed Additional Selected Receivables”).

The Sponsor, on behalf of the Depositor, instructed us not to perform any procedures on the Removed Additional Selected Receivables.  The Additional Selected Receivables that are not Removed Additional Selected Receivables are hereinafter referred to as the “Amended Selected Receivables.”

Attachment A

3.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 396 Amended Selected Receivables (the “Subsequent Sample Receivables”). For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Subsequent Sample Receivables they instructed us to randomly select from the Preliminary Data File.

For the purpose of the procedures described in this report, the 396 Subsequent Sample Receivables are referred to as Sample Receivable Numbers 705 through 1,100.  The Initial Sample Receivables, together with the Subsequent Sample Receivables, are hereinafter referred to as the “Sample Receivables.”

4.	For each Sample Receivable, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are stated in the notes to Exhibit 1 to Attachment A. The Source(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. All such compared information was in agreement.

Exhibit 1 to Attachment A

Sample Characteristics and Sources

Sample Characteristic	Preliminary Data File Field Name	Source(s)	Note(s)

Receivable number	LOAN_NUM	Contract and Vision & Data Warehouse File	i., vi.
Interest rate	INTEREST_RATE	Contract	ii.
Original loan amount	INSTALL_LOAN_AMT	Contract or System Screen Shots	iii.
Phone cost	LOAN_TAX_BASE_AMT	Contract, Contract and recalculation or System Screen Shots	iii., iv.
Monthly payment amount	LOAN_MONTHLY_PYMNT_AMT	Contract or System Screen Shots	iii.
Loan first payment amount	LOAN_FIRST_COLL_AMT	Contract or System Screen Shots	iii.
Payment frequency	PAYMENT_FREQUENCY	Contract or System Screen Shots	iii.
Down payment amount	LOAN_DOWN_PYMNT_AMT	Contract or System Screen Shots	iii.
FICO score	FICO_SCORE	Vision & Data Warehouse File	vi.
Customer ID	CUST_ID	Vision & Data Warehouse File	i., vi.
Account number	ACCT_NUM	Vision & Data Warehouse File	i., vi.
Outlet ID	SLS_OUTLET_ID	Vision & Data Warehouse File	vi.
Legal entity ID	LEGAL_ENTITY	Vision & Data Warehouse File	vi.
Customer type	VSN_CUST_TYPE_CD	Vision & Data Warehouse File	vi.
State	STATE_CODE	Vision & Data Warehouse File or System Screen Shots	v., vi.
Customer establish date	OLDEST_CUST_EST_DT	Vision & Data Warehouse File or System Screen Shots	v., vi.
Account establish date	ACCT_ESTB_DT	Vision & Data Warehouse File	vi.
Date of loan origination	LOAN_CUST_SLS_DT	Vision & Data Warehouse File	vi.
Number of lines in service on account	TOTAL_ACTV_LINE_CNT	Vision & Data Warehouse File or System Screen Shots	v., vi.
Number of device payments on account	TOTAL_ACTV_LOAN_CNT	Vision & Data Warehouse File or System Screen Shots	v., vi.
Last payment amount	LAST_PMT_AMT	Vision & Data Warehouse File or System Screen Shots	v., vi., vii.
Last billed amount to customer	LAST_BILLED_CURRENT	Vision & Data Warehouse File or System Screen Shots	v., vi.
Last payment tender type	LAST_PMT_TENDERDESC	(a) Vision & Data Warehouse File and Vision Report Mapping Files or (b) System Screen Shots	v., vi., vii.
Last payment channel	LAST_PMT_CHNL	Vision & Data Warehouse File and Vision Report Mapping Files	vi., viii.
Description of retail outlet	CHANNEL	Vision & Data Warehouse File	vi., ix.
Operating system	BI_EQP_DESC_ABBRV	Vision & Data Warehouse File and Vision Report Mapping Files	vi., viii.

Exhibit 1 to Attachment A

Sample Characteristic	Preliminary Data File Field Name	Source(s)	Note(s)
Loan program and upgrade eligibility	LOAN_PROGRAM_ID	Vision & Data Warehouse File	x.
Original tenure classification	TENURE_CUSTESTB_TO_SLS	(a) Vision & Data Warehouse File, Vision Report Mapping Files and recalculation or (b) System Screen Shots	v., xi.
Current loan balance	LOAN_OUTST_BAL_AMT	Vision & Data Warehouse File and recalculation	xii.
Current amount outstanding	LAST_BILLED_PAST_INVOICE	(a) Vision & Data Warehouse File and recalculation or (b) System Screen Shots	v., xiii.
Insurance flag	INSURANCE_IND	Vision & Data Warehouse File or System Screen Shots	v., xiv.

Notes:
i.	For identification purposes only.

ii.	The Sponsor, on behalf of the Depositor, was unable to provide the Contract corresponding to Sample Receivable Numbers 144 and 1,015. We were instructed by the Sponsor, on behalf of the Depositor, not to compare the interest rate Sample Characteristic for Sample Receivable Numbers 144 and 1,015.

iii.	For the purpose of comparing the indicated Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, provided one or more of the indicated Sources. The Sponsor, on behalf of the Depositor, instructed us to note agreement if the information on the Preliminary Data File agreed to the corresponding information on at least one such Source (subject to the instructions, assumptions and methodologies provided by the Sponsor on behalf of the Depositor, that are stated in notes iv. below, if applicable). We performed no procedures to reconcile any differences that may exist between various Sources for the indicated Sample Characteristic.

Exhibit 1 to Attachment A

Notes:  (continued)

iv.	For the purpose of comparing the phone cost Sample Characteristic to the corresponding Contract for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to use the total sales price or retail price, as applicable, as shown on the Contract (in accordance with note iii. above), or, if the Contract did not contain the total sales price or retail price, the Sponsor, on behalf of the Depositor, instructed us to recalculate the phone cost by adding the:
a.	Original loan amount and
b.	Down payment amount
both as shown on the Contract (in accordance with note iii. above).

v.	For the purpose of comparing the indicated Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, provided one or more of the indicated Source. The Sponsor, on behalf of the Depositor, instructed us to note agreement if the information on the Preliminary Data File agreed to the any information on at least one such Source (subject to the instructions, assumptions and methodologies provided by the Sponsor on behalf of the Depositor, that are stated in notes vi., vii., xi., xiii. and xiv. below, if applicable). We performed no procedures to reconcile any differences that may exist between various Sources, or within a single Source, for the indicated Sample Characteristic.

vi.	For the purpose of comparing the indicated Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to use the Vision & Data Warehouse File (in accordance with note v. above, if applicable) name corresponding to the applicable Sample Characteristic in accordance with the decode table that is shown below:

Sample Characteristic	Vision & Data Warehouse File Field Name

Receivable number	INSTALL_LOAN_NO
FICO score	SOURCE_FICO_SCORE
Customer ID	CUST_ID_NO
Account number	ACCT_NO
Outlet ID	OUTLET_ID
Legal entity ID	LEGAL_ENTITY_ID
Customer type	CUST_TYP_CD
State	ST_CD
Customer establish date	ORIG_EFF_DT
Account establish date	ESTAB_DT
Date of loan origination	LOAN_CUST_SLS_DT
Number of lines in service on account	ACTIVE_MTNS_QTY
Number of device payments on account	LOANS_PER_CUST
Last payment amount	PMT_AMT
Last billed amount to customer	BL_TOT_CUR_CHG
Last payment tender type	PMT_MEDIA_CD
Last payment channel	PMT_SOURCE_CD
Description of retail outlet	SLS_DIST_CHNL_DSC
Operating System	DSC

Exhibit 1 to Attachment A

Notes:  (continued)

vii.	For the purpose of comparing the last payment amount and last payment tender type Sample Characteristics for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to note agreement with a value of “?,” as shown on the Preliminary Data File, if the corresponding last payment amount or and last payment tender type was “<blank>,” as shown on the Vision & Data Warehouse File (in accordance with notes v. and vi. above, and, in the case of the last payment tender type Sample Characteristic, in accordance with the decode table, as shown on the Vision Report Mapping Files).

viii.	For the purpose of comparing the last payment channel and operating system Sample Characteristics to the Vision & Data Warehouse File for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to note agreement in accordance with the decode table, as shown on the Vision Report Mapping Files (in accordance with note vi. above).

ix.	For the purpose of comparing the description of retail outlet Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to ignore differences due to abbreviations or truncations (in accordance with note vi. above).

x.	For the purpose of comparing the loan program and upgrade eligibility Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to note agreement with a value of:
a.	“24_ 50.00_UO,” as shown on the Preliminary Data File, if the corresponding LOAN_TERM_MTH_QTY (“loan term month quantity”), LOAN_EDGE_UP_PCT (“loan edge up percent”) and UPGRD_OPTION_CD (“upgrade option code values”) are “24,” “50” and “UO,” respectively, as shown on the Vision & Data Warehouse File, and
b.	“24_ 100.00_DP,” as shown on the Preliminary Data File, if the corresponding loan term month quantity, loan edge up percent and upgrade option code values are “24,” “100” and “DP,” respectively, as shown on the Vision & Data Warehouse File.

xi.	For the purpose of comparing the original tenure classification Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to:
a.	Recalculate tenure (the “Tenure”) as the difference in days between the:
i.	LOAN_CUST_SLS_DT (“customer establish date”) and
ii.	ORIG_EFF_DT (“date of loan”),
both as shown on the Vision & Data Warehouse File (in accordance with note v. above), and
b.	Note agreement in accordance with the decode table, as shown on the Vision Report Mapping Files.

xii.	For the purpose of comparing the current loan balance Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to recalculate the current loan balance by subtracting the:
a.	TOT_APPLIED_PMT_AMT (“total applied payment amount”) from
b.	INSTALL_LOAN_AMT (“installment loan amount”),
both as shown on the Vision & Data Warehouse File.

Exhibit 1 to Attachment A

Notes:  (continued)

xiii.	For the purpose of comparing the current amount outstanding Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to recalculate the current amount outstanding by:
a.	Subtracting the:
i.	BL_PMT_MADE_AMT (“payment made”) from
ii.	BL_PREV_INV_RM_AMT (“previous invoice amount”),
both as shown on the Vision & Data Warehouse File,
b.	Adding the result obtained in a. above to the BL_ADJ_AMT (“balance adjustment”), as shown on the Vision & Data Warehouse File, and
c.	Rounding the result obtained in b. above to two decimal places ($XXX.XX)
(all in accordance with note v. above).

xiv.	For the purpose of comparing the insurance flag Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to use:
a.	“N” for Sample Receivables with an OFFERING_DSC (“offering description”) value of “0,” as shown on the Vision & Data Warehouse File, and
b.	“Y” for all other Sample Receivables
(in accordance with note v. above).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are described in the notes above.